RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

The activity in loans to current directors, executive officers, and their affiliates during the year ended December 31, 2012, is summarized as follows (in thousands):

Loans outstanding at beginning of year	$12,955
New loans	702
Repayments	(3,974)
Loans outstanding at end of year	$9,683